Revision of Previously Issued Financial Statements (Q3) (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revision of Previously Issued Financial Statements	The errors had no impact on total cash flows for operating, investing, or financing activities, but did impact line items in the indirect method of operating cash flow presentation as shown below:
	As of and for Three Months Ended June 30, 2021 (As Previously Reported)	Adjustments	As of and for Three Months Ended June 30, 2021 (As Revised)
	(in thousands, except share and per share data)
Condensed Consolidated Balance Sheet
Additional paid-in capital	$286,687	$(3,491)	$283,196
Accumulated deficit	(105,926)	3,491	(102,435)
Condensed Consolidated Statement of Comprehensive Loss
Cost of Revenue - Product	$43,885	$(7)	$43,878
Research and development	5,585	(2)	5,583
Selling and Marketing	3,258	(161)	3,097
General and administrative	51,063	(3,321)	47,742
Total operating expenses	59,906	(3,484)	56,422
Loss from operations	(75,963)	3,491	(72,472)
Loss before income taxes	(55,590)	3,491	(52,099)
Net loss	(55,841)	3,491	(52,350)
Comprehensive loss	(55,834)	3,491	(52,343)
Net loss per share - basic	(0.70)	0.09	(0.61)
Net loss per share - diluted	(0.70)	0.09	(0.61)
Weighted-average common shares outstanding-basic	79,229,174	6,927,135	86,156,309
Weighted-average common shares outstanding - diluted	79,229,174	6,927,135	86,156,309
Condensed Consolidated Statement of Stockholders’ Equity
Additional paid-in capital	$286,687	$(3,491)	$283,196
Accumulated deficit	(105,926)	3,491	(102,435)
Net loss	(55,841)	3,491	(52,350)
Stock-based compensation	56,192	(3,491)	52,701
Note 11. Net loss per share
Net loss	$(55,841)	$3,491	$(52,350)
Basic weighted-average number of common shares outstanding	79,229,174	6,927,135	86,156,309
Diluted weighted-average number of common shares outstanding	79,229,174	6,927,135	86,156,309
Basic loss per share	(0.70)	0.09	(0.61)
Diluted loss per share	(0.70)	0.09	(0.61)
	As of and for Six Months Ended June 30, 2021 (As Previously Reported)	Adjustments	As of and for Six Months Ended June 30, 2021 (As Revised)
	(in thousands, except share and per share data)
Condensed Consolidated Balance Sheet
Additional paid-in capital	$286,687	$(3,491)	$283,196
Accumulated deficit	(105,926)	3,491	(102,435)
Condensed Consolidated Statement of Comprehensive Loss
Cost of Revenue - Product	$98,881	$(7)	$98,874
Research and development	7,539	(2)	7,537
Selling and Marketing	4,358	(161)	4,197
General and administrative	56,147	(3,321)	52,826
Total operating expenses	68,044	(3,484)	64,560
Loss from operations	(83,982)	3,491	(80,491)
Loss before income taxes	(62,833)	3,491	(59,342)
Net loss	(63,283)	3,491	(59,792)
Comprehensive loss	(63,277)	3,491	(59,786)
Net loss per share - basic	(0.87)	0.09	(0.78)
Net loss per share - diluted	(0.87)	0.09	(0.78)
Weighted-average common shares outstanding - basic	73,106,935	3,474,582	76,581,517
Weighted-average common shares outstanding - diluted	73,106,935	3,474,582	76,581,517
Condensed Consolidated Statement of Cash Flows
Net loss	$ (63,283)	$ 3,491	$ (59,792)
Stock-based compensation	56,641	(3,491)	53,150
Note 11. Net loss per share
Net loss	$ (63,283)	$ 3,491	$ (59,792)
Basic weighted-average number of common shares outstanding	73,106,935	3,474,582	76,581,517
Diluted weighted-average number of common shares outstanding	73,106,935	3,474,582	76,581,517
Basic loss per share	(0.87)	0.09	(0.78)
Diluted loss per share	(0.87)	0.09	(0.78)
Shares of common stock issuable upon vesting of restricted stock awards	15,079	(9,885)	5,194
Potential common shares excluded from diluted net loss per share	23,231	(9,885)	13,346